Obligations under Guarantees and Other Off-Balance Sheet Instruments (Contractual Amounts with Regard to Other Off-balance-sheet Instruments) (Details) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Commitments to Extend Credit [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 62,141	¥ 61,020
Commercial Letters of Credit [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	641	628
Commitments to Make Investments [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	113	126
Other [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 16	¥ 6